Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (6,454)	$ (5,886)	$ (6,120)
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	1,430	1,655	1,347
Impairment loss on long-lived assets	1,350		138
Impairment loss on Inventories	207
(Gain)/Loss on disposal of property and equipment	(3)	2	402
Share-based payment	25	3,458	2,641
Changes in fair value of crypto assets	(591)	(2,034)	(785)
Gain from disposal of subsidiaries			(48)
ROU amortization	123	244	221
Changes in operating assets and liabilities
Accounts receivables and other receivables	(326)	858	686
Crypto assets	(1,410)	(90)	(1,300)
Restricted crypto assets	(2,436)	(3,080)
Deposits and prepayments to suppliers	1,018	(756)	(277)
Accounts payable	(303)	396	(119)
Inventories	506	(735)	106
Change in lease liability	(103)	(241)	(219)
Advance from customers	(866)	879
Other payables and accrued liabilities	216	(224)	202
Net cash used in operating activities	(7,617)	(5,554)	(3,125)
Cash flows from investing activities
Proceed from sale of property and equipment	239	73	115
Purchase of property and equipment		(713)	(5,049)
Changes in Stablecoin assets	(25)	61	(69)
Investment in Crypto assets	4,950	1,926	106
Net cash (used in) provided by investing activities	5,164	1,347	(4,897)
Cash flows from financing activities
Reverse recapitalization			9
Short-term borrowings	1,565	2,115
Net cash provided by financing activities	1,565	2,115	9
Effect of exchange rate changes	11	(5)	(26)
Net decrease in Cash and cash equivalents, Restricted cash	(877)	(2,097)	(8,039)
Cash and cash equivalents, Restricted cash at beginning of the year	1,079	3,176	11,215
Cash and cash equivalents, Restricted cash at end of the year	202	1,079	3,176
Supplemental disclosure of non-cash financing activities:
Obtaining a ROU asset in exchange for a lease liabilities	$ 46		$ 622